Note 13 - Loan and Other Receivables - Digital Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Increase (decrease) in credit derivative, fair value	$ 0	$ 0